Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Current assets
Cash	$ 14,796	$ 89	$ 178
Accounts receivable, net	302	53	444
Receivable for issuance of common stock			117
Inventory	422	319	570
Prepaid expenses and other current assets	349	369	667
Total current assets	15,869	830	1,976
Property and equipment, net	1,858	1,859	1,763
Intangible assets, net	11,550	5,287	6,128
Goodwill	10,759	5,217	5,217
Operating lease right-of-use assets	990	1,030
Deferred transaction costs		4,125
Other assets	430	400	400
Total assets	41,456	18,748	15,484
Current liabilities
Accounts payable	6,000	8,995	5,095
Accrued expenses and other current liabilities	8,545	4,519	2,753
Deferred purchase consideration	1,622
Loss contingency			8,434
Notes payable	1,503	1,286
Simple agreements for future equity (“SAFEs”)		1,512	1,983
Operating lease liabilities, current	325	318
Total current liabilities	21,444	20,423	21,958
Earnout liability	8,795
PIPE make-whole liability	4,975
Convertible notes, noncurrent			625
Deferred tax liability	192	86	20
Operating lease liabilities, noncurrent	1,196	1,280
Total liabilities	37,090	21,789	22,603
Other noncurrent liabilities	488
Commitments and contingencies
Stockholders’ deficit
Common stock, value
Additional paid-in capital	87,193	78,421	34,722
Accumulated deficit	(82,827)	(83,762)	(44,141)
Total stockholders’ equity (deficit)	4,366	(5,341)	(9,419)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)	41,456	18,748	15,484
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock
Convertible Preferred Stock
Series A Convertible Preferred Stock
Redeemable convertible preferred stock
Convertible Preferred Stock		2,300	2,300
Legacy Mobix Common Stock
Stockholders’ deficit
Common stock, value
Class A Common Stock
Stockholders’ deficit
Common stock, value
Class B Common Stock
Stockholders’ deficit
Common stock, value
Related Party
Current liabilities
Notes payable – related parties	$ 3,449	$ 3,793	$ 3,693